Bruce Fund, Inc.
Schedule of Investments
March 31, 2022 (Unaudited)
COMMON STOCKS — 74.6% Shares Fair Value
Communications — 4.3%
Actua Corp.
(a) (b) (c)
130,000 $ 1,300
AT&T, Inc. 850,000 20,085,500
Sirius XM Holdings, Inc. 757,843 5,016,921
25,103,721
Energy — 0.0%
(d)
PetroQuest Energy, Inc.
(a) (b) (c)
2,834,246 56,685
Financials — 6.2%
Allstate Corp. (The) 260,000 36,012,600
Health Care — 27.0%
Abbott Laboratories 154,500 18,286,620
AbbVie, Inc. 220,000 35,664,199
Acorda Therapeutics, Inc.
(c)
19,494 31,385
Amryt Pharma PLC - ADR (United Kingdom)
(c)
315,182 2,603,403
Bausch Health Cos., Inc. (Canada)
(c)
1,250,000 28,562,500
EDAP TMS SA - ADR (France)
(c)
529,794 3,841,007
Fate Therapeutics, Inc.
(c)
57,000 2,209,890
IGM Biosciences, Inc.
(c)
55,000 1,470,150
MannKind Corp.
(c)
395,073 1,453,869
Merck & Co., Inc. 300,000 24,615,000
Organon & Co. 30,000 1,047,900
Paratek Pharmaceuticals, Inc.
(c)
1,427,412 4,239,414
Pfizer, Inc. 500,000 25,885,000
Supernus Pharmaceuticals, Inc.
(c)
222,105 7,178,434
Viatris , Inc. 55,835 607,485
157,696,256
Industrials — 8.5%
AMERCO 68,000 40,591,920
General Electric, Co. 100,000 9,150,000
49,741,920
Materials — 1.3%
Ashland Global Holdings, Inc. 25,000 2,460,250
Newmont Corp. 65,600 5,211,920
7,672,170
Technology — 3.7%
Apple, Inc. 125,000 21,826,250
Utilities — 23.6%
Avista Corp. 200,000 9,030,000
CMS Energy Corp. 450,000 31,473,000
Duke Energy Corp. 275,000 30,706,500
NextEra Energy, Inc. 450,000 38,119,499
Xcel Energy, Inc. 400,000 28,868,000
138,196,999
Total Common Stocks (Cost $212,972,872) 436,306,601

Bruce Fund, Inc.
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
U.S. GOVERNMENT BONDS — 7.0%
Principal
Amount Fair Value
U.S. Treasury "Strips", 0.00% , 8/15/2029 $ 5,000,000 $ 4,213,365
U.S. Treasury "Strips", 0.00% , 2/15/2036 20,000,000 14,801,020
U.S. Treasury "Strips", 0.00% , 2/15/2041 10,000,000 6,227,198
U.S. Treasury "Strips", 0.00% , 5/15/2049 30,000,000 15,583,651
Total U.S. Government Bonds (Cost $36,466,802) 40,825,234
CONVERTIBLE CORPORATE BONDS — 3.4%
Health Care — 3.4%
Accelerate Diagnostics, Inc., 2.50%, 3/15/2023 3,000,000 1,996,875
Acorda Therapeutics, Inc., 6.00%, 12/1/2024 5,000,000 3,790,625
Novavax , Inc., 3.75%, 2/1/2023 600,000 646,272
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 15,000,000 13,282,500
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(a) (b)(e) (f)
1,500,000 150
Total Convertible Corporate Bonds (Cost $22,450,431) 19,716,422
MONEY MARKET FUNDS - 14.9% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 0.23%
(g)
87,040,219 87,040,219
Total Money Market Funds (Cost $87,040,219) 87,040,219
Total Investments — 99.9% (Cost $358,930,324) 583,888,476
Other Assets in Excess of Liabilities — 0.1% 736,013
NET ASSETS — 100.0% $ 584,624,489
(a) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(b) Illiquid security. The total fair value of these securities as of March 31, 2022 was $58,135, representing
0.0% of net assets.
(c) Non-income producing security.
(d) Rounds to less than 0.05%.
(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as March 31, 2022 was $150, representing 0.0% of net assets.
(f) In default.
(g) Rate disclosed is the seven day effective yield as of March 31, 2022.
ADR - American Depositary Receipt